Derivative and Hedging Instruments - Balances in Cash Flow Hedge Reserve (Details) - Cash flow hedges - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Balances in the cash flow hedge reserve for continuing hedges	$ (54)	$ 10
Balances remaining in the cash flow hedge reserve on de-designated hedges	0	0
Total	$ (54)	$ 10